Schedule of maturities of debt (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Debt Disclosure [Abstract]
2026	$ 81,548	$ 104,862
2027	87,443	112,443
2028	22,831	29,359
Total	191,822	246,664
Less: current portion	(81,548)	(104,863)	$ (256,915)
Long-term portion	$ 110,274	$ 141,801	$ 246,664